Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency effects from intercompany long-term investment transactions, tax benefit		$ 13,200
Equity	$ 3,778,154	3,567,339	$ 3,807,764	$ 3,466,611
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(377,309)	(474,539)	$ (433,830)	$ (404,091)
Net unrealized loss on hedging contracts, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(51,745)	(9,818)
Net unrealized gain on pension, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	401	282
Foreign currency effects from intercompany long-term investment transactions, net of tax benefits of $13.2 million in 2025 and 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency effects from intercompany long-term investment transactions, tax benefit	13,200
Equity	(33,415)	(33,962)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ (292,550)	$ (431,041)